Related party transactions	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Related party transactions

Note 11 – Related party transactions:

During the fiscal year ended July 31, 2011, Mr. Rick Walchuk, a Director of the Company advanced funds in the amount of $35,129 for the Company’s operation. As at July 31, 2011 the Company owed Mr. Walchuk an amount totaling $35,129 (2010 – NIL), which is included on the Company’s balance sheet as loan payable – related party.  On July 31, 2008, the Board of Directors approved a series of promissory notes in respect of funds advanced by Mr. Walchuk for operations bearing interest at 5% per annum. As a result of the agreements, the Company has accrued interest expenses totaling in the amount of $822 in respect of amounts advanced to the close of the fiscal year, which amount on the Company’s balance sheet as Accounts payable – related party.

During the fiscal year ended July 31, 2011, the Company accrued management fees totaling $96,000 ($96,000 – 2010) to two directors of the Company, being Rick Walchuk and Michael Soursos.  The Company did not make any cash payments to either director, leaving an amount of $265,000 owing to Mr. Walchuk and an amount of $36,000 owing to Mr. Soursos on the Company’s balance sheet as Accounts payable – related party.

During fiscal year ended July 31, 2010 the Company accrued invoices for services totaling $10,882 (2009 - $34,798) from International Securities Group Inc., a company for which a former director acts as a consultant.  The Company did not make any cash payments. The total amount of $77,415 is included on the Company’s balance sheet as Accounts payable – related party.